Net interest income (Tables)	12 Months Ended
Dec. 31, 2018
Net interest income
in	2018	2017	2016
Net interest income (CHF million)
Loans	6,770	5,979	5,628
Investment securities	80	47	60
Trading assets	7,131	6,697	7,483
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,856	2,515	2,767
Other	2,776	1,819	1,436
Interest and dividend income	19,613	17,057	17,374
Deposits	(2,287)	(1,354)	(1,043)
Short-term borrowings	(359)	(166)	(84)
Trading liabilities	(3,453)	(3,542)	(3,602)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,877)	(1,284)	(1,387)
Long-term debt	(3,816)	(3,722)	(3,494)
Other	(812)	(432)	(202)
Interest expense	(12,604)	(10,500)	(9,812)
Net interest income	7,009	6,557	7,562

Bank
Net interest income
in	2018	2017	2016
Net interest income (CHF million)
Loans	6,778	5,981	5,627
Investment securities	80	47	60
Trading assets	7,131	6,698	7,483
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,856	2,515	2,767
Other	2,778	1,820	1,438
Interest and dividend income	19,623	17,061	17,375
Deposits	(2,291)	(1,360)	(1,047)
Short-term borrowings	(370)	(168)	(84)
Trading liabilities	(3,453)	(3,546)	(3,602)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,877)	(1,284)	(1,387)
Long-term debt	(3,696)	(3,580)	(3,460)
Other	(811)	(431)	(201)
Interest expense	(12,498)	(10,369)	(9,781)
Net interest income	7,125	6,692	7,594